GOODWILL	6 Months Ended
Jun. 30, 2016
GoodwillAbstract
GOODWILL
NOTE 4:         GOODWILL

 The changes in the carrying amount of goodwill in the six months ended June 30, 2016 were as follows:

Balance as of January 1, 2016	$203,693

Working capital final adjustment as calculated 90 days after closing, pursuant to the Merger Agreement in connection with the Undertone acquisition	(1,666)

Balance as of June 30, 2016 (unaudited)	$202,027